As filed with the Securities and Exchange Commission on March 17, 2016.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 142	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 152	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Absolute Return Currency and Income Fund, Columbia Asia Pacific ex-Japan Fund, Columbia Emerging Markets Bond Fund, Columbia European Equity Fund, Columbia Global Bond Fund, Columbia Select Global Equity Fund, Columbia Seligman Global Technology Fund and Columbia U.S. Government Mortgage Fund (Class R) series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,

COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of

Massachusetts on the 17th day of March, 2016.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of March, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen Christopher O. Petersen	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke* Michael G. Clarke	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William A. Hawkins* William A. Hawkins	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated February 16, 2015 and incorporated by reference to Post-Effective Amendment No. 125 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on February 27, 2015, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 31, 2016, and incorporated by reference to Post-Effective Amendment No. 141 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 26, 2016.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase